Guarantees - Changes from credit recourses agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Guarantor Obligations
Balance as of beginning of period	$ 35,000
Balance as of end of period	22,000	$ 35,000
Financial Guarantee
Guarantor Obligations
Balance as of beginning of period	34,862	56,230
Impact of adopting CECL	(3,831)	0
Provision for recourse liability	(104)	2,122
Net charge-offs	(8,443)	(23,490)
Balance as of end of period	$ 22,484	$ 34,862